Fair Value Of Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Forward currency contracts	$ 1.2	$ 3.8
Liabilities:
Forward currency contracts	0.8	1.4
Total debt	1,072.1	669.0
Estimated fair value of total debt	$ 1,097.5	$ 727.2